Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($) Y	Dec. 31, 2017 EUR (€) Y	Dec. 31, 2016 USD ($) Y	Dec. 31, 2016 EUR (€) Y
LTI 2016 Plan
SHARE-BASED PAYMENTS
Weighted average fair value				€ 84.16		€ 74.54
Weighted average share price	€ 93.45	€ 82.81
Risk-free interest rate (depending on maturity)		(0.76%)
Expected volatility		21.20%
Expected dividend yield	1.38%	1.45%
Weighted average remaining life of awards outstanding (in years) | Y			2.9	2.9	3.0	3.0
Peer Group Index price | $			$ 247.24		$ 179.57
Peer Group expected dividend yield			1.16%	1.16%	1.24%	1.24%
Peer Group expected volatility					18.00%	18.00%
Expected correlation of the SAP share price and index price					39.00%	39.00%
LTI 2015 Plan
SHARE-BASED PAYMENTS
Weighted average fair value				€ 92.40		€ 81.10
Weighted average share price	€ 93.45	€ 82.81
Risk-free interest rate (depending on maturity)	(0.81%)
Expected dividend yield	1.38%	1.45%
Weighted average remaining life of awards outstanding (in years) | Y			0.8	0.8	1.4	1.4
SOP
SHARE-BASED PAYMENTS
Weighted average fair value				€ 26.45		€ 20.94
Weighted average share price	€ 93.45	€ 82.81
Expected dividend yield	1.38%	1.46%
Weighted average remaining life of awards outstanding (in years) | Y			1.6	1.6	2.4	2.4
RSU
SHARE-BASED PAYMENTS
Weighted average fair value				€ 92.08		€ 81.34
Weighted average share price	€ 93.45	€ 82.77
Expected dividend yield	1.38%	1.45%
Weighted average remaining life of awards outstanding (in years) | Y			1.1	1.1	1.2	1.2
Lowest | LTI 2016 Plan
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.63%)
Expected volatility	17.50%
Peer Group expected volatility			16.00%	16.00%
Expected correlation of the SAP share price and index price			41.00%	41.00%
Lowest | LTI 2015 Plan
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		(0.80%)
Lowest | SOP
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.62%)	(0.51%)
Expected volatility	21.10%	22.30%
Lowest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.70%)	(0.36%)
Highest | LTI 2016 Plan
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.48%)
Expected volatility	19.60%
Peer Group expected volatility			17.00%	17.00%
Expected correlation of the SAP share price and index price			48.00%	48.00%
Highest | LTI 2015 Plan
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		(0.84%)
Highest | SOP
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.41%)	(0.83%)
Expected volatility	34.50%	51.00%
Highest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.32%)	(0.84%)